Short-term Borrowings (Detail Textuals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short Term Borrowings	$ 19,610,297	$ 12,740,610
Securities sold under agreements to repurchase	9,541,242	13,705,583
Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	8,810,297	12,040,610
Federal Home Loan Bank advances, maturity year	2014
Interest on FHLB advances	0.13%
Maximum | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	9,445,747	23,463,685
Monthly Average | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	6,208,142	6,366,508
Overnight Advance | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	10,800,000	700,000
Secured by Mortgage Loan | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 25,605,525